FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for June 30, 2014 and indicates the fair value hierarchy of the valuation technics utilized to determine such fair value.

						June,30 2014			June,30 2013
(in thousands)			Fair Value Measured and Recorded Using			Operational	Financial Gain		Operational	Financial Gain
		Net Carrying				Gain (losses)	(losses)		Gain (losses)	(losses)
	Net Carrying Value as of	Value as of				recognized in	recognized in		recognized in	recognized in
	December 31, 2013	June 30, 2014	Level 1	Level 2	Level 3	earnings	earnings	Total	earnings	earnings	Total
Assets
Cash and cash equivalent	6,636	54,104	54,104	-	-	-	-	-	-	-	-
Marketable securities	401	23,753	23,753	-	-	-	-	-	-	-	-
Liabilities
Acquisition liability contingent consideration (a)	37,991	46,270	-	-	46,270	(8,862)	-	(8,862)	(22,083)	-	(22,083)
Acquisition liability note (b)	10,405	-	-	-	-	(3,013)		(3,013)	(4,090)		(4,090)
Acquisition liability warrant consideration (c)	10,497	28,868	-	-	28,868	(18,371)	-	(18,371)	(5,426)	-	(5,426)
Deerfield Royalty Agreement (d)	4,590	5,364			5,364		(836)	(836)	-	-	-
Broadfin Royalty Agreement (e)	2,187	2,556			2,556		(399)	(399)	-	-	-
Total						(30,246)	(1,235)	(31,481)	(31,599)	-	(31,599)

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 8 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 8 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 8 Long Term Debt). The note was repaid on March 24, 2014.

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 8 Long Term Debt).

(d) Royalty Agreements: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 8 Long Term Debt). The discount rate is 20%.

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Operational gain (loss) recognized in earnings for fiscal year 2013	$(26,959)

Net carrying value at January 1, 2014	$(58,893)
Operational gain (loss) recognized in earnings for six months to June 30, 2014	$(30,246)
Payment of interest on acquisition liability note	$1,390
Reimbursment of acquisition liability note	$12,000
Payment of deferred consideration	$610
Net carrying value at June 30, 2014	$(75,139)

	Deerfield Royalty	Broadfin Royalty
	Agreement	Agreement

Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for 2013	$(1,990)
Interest expense recognized in earnings for six months to June 30, 2014	$(836)	$(399)
Payment of royalty	$62	$30
Net carrying value at June 30, 2014	$(5,364)	$(2,556)